Income taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Components of Domestic and Foreign Income and Provision for Current and Deferred Income Taxes

Domestic and foreign components of income before income taxes and the provision for current and deferred income taxes attributable to such income are summarized as follows:

	Yen in millions
	Fiscal year ended March 31
	2016	2017	2018
Income before income taxes:
Sony Corporation and all subsidiaries in Japan	149,256	166,158	436,494
Foreign subsidiaries	155,248	85,461	262,555

	304,504	251,619	699,049

Income taxes — Current:
Sony Corporation and all subsidiaries in Japan	41,080	49,739	69,697
Foreign subsidiaries	53,498	50,521	57,988

	94,578	100,260	127,685

Income taxes — Deferred:
Sony Corporation and all subsidiaries in Japan	(1,745)	11,478	29,640
Foreign subsidiaries	1,956	12,320	(5,555)

	211	23,798	24,085

Total income tax expense	94,789	124,058	151,770

Reconciliation of Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Japanese statutory tax rate and the effective tax rate is as follows:

	Fiscal year ended March 31
	2016	2017	2018
Statutory tax rate	33.6%	31.7%	31.5%
Non-deductible expenses	1.6	2.3	0.8
Income tax credits	(2.0)	(2.9)	(0.6)
Change in statutory tax rate and law	(3.3)	0.3	(1.2)
Change in valuation allowances	10.7	7.3	(5.2)
Change in deferred tax liabilities on undistributed earnings of foreign subsidiaries and corporate joint ventures	(0.8)	(1.4)	(0.8)
Lower tax rate applied to life and non-life insurance business in Japan	(2.3)	(2.2)	(0.8)
Foreign income tax differential	(6.9)	(3.0)	(2.6)
Adjustments to tax reserves	0.7	(1.1)	(0.8)
Effect of equity in net income of affiliated companies	0.0	0.0	0.0
Impairment of goodwill in the Pictures segment	—	15.0	—
Other	(0.2)	3.3	1.4

Effective income tax rate	31.1%	49.3%	21.7%

Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31
	2017	2018
Deferred tax assets:
Operating loss carryforwards for tax purposes	455,555	439,206
Accrued pension and severance costs	112,075	106,161
Amortization including film costs	181,243	95,069
Warranty reserves and accrued expenses	110,475	104,410
Future insurance policy benefits	30,884	33,812
Inventory	16,322	15,792
Depreciation	47,485	43,353
Tax credit carryforwards	134,427	125,327
Reserve for doubtful accounts	10,887	8,534
Impairment of investments	52,451	14,146
Deferred revenue	27,294	14,478
Other	158,420	132,800

Gross deferred tax assets	1,337,518	1,133,088
Less: Valuation allowance	(1,051,964)	(899,835)

Total deferred tax assets	285,554	233,253

Deferred tax liabilities:
Insurance acquisition costs	(160,308)	(166,717)
Future insurance policy benefits	(147,159)	(167,058)
Unbilled accounts receivable in the Pictures segment	(113,997)	(63,196)
Unrealized gains on securities	(78,643)	(83,298)
Intangible assets acquired through stock exchange offerings	(23,794)	(23,949)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(26,473)	(14,160)
Investment in M3	(34,775)	(35,802)
Other	(34,271)	(32,164)

Gross deferred tax liabilities	(619,420)	(586,344)

Net deferred tax liabilities	(333,866)	(353,091)

Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending gross amounts of unrecognized tax benefits is as follows:

	Yen in millions
	March 31
	2016	2017	2018
Balance at beginning of the fiscal year	165,434	114,126	119,529
Reductions for tax positions of prior years	(34,261)	(558)	(8,809)
Additions for tax positions of prior years	6,253	13,353	4,681
Additions based on tax positions related to the current year	4,299	8,231	5,740
Settlements	(12,556)	(8,300)	(21,893)
Lapse in statute of limitations	(8,229)	(3,454)	(3,469)
Foreign currency translation adjustments	(6,814)	(3,869)	(354)

Balance at end of the fiscal year	114,126	119,529	95,425

Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	49,323	45,987	39,308